CHANGES IN NON-CASH WORKING CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Changes In Non-cash Working Capital
Schedule of changes in noncash working capital

	2024	2023	2022
GST receivable	$(2,154)	$(2,518)	$(1,058)
Accounts payable and accrued liabilities	(10,185)	(46,245)	26,162
Due to related parties	27,741	19,500	28,072
	$15,402	$(29,263)	$53,176
Supplemental information
Non-cash items
Interest expense included in convertible debt	$30,000	$30,000	$30,000
Interest expense included in due to related parties	—	—	889
Shares issued for mineral property interests	$—	$—	$1,000